Taxes - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Total income before income taxes	$ 261,695	$ 830,889	$ 153,004
Cayman Islands [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Total income before income taxes	304,701	793,358	601,397
PRC [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Total income before income taxes	863,062	2,221,539	1,836,171
United States [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Total income before income taxes	$ (906,068)	$ (2,184,008)	$ (2,284,564)